Result And Remuneration To Shareholders - Schedule of Operating Other Revenues (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total		R$ 4,474	R$ 2,906	R$ 2,316
Products [Member]
IfrsStatementLineItems [Line Items]
Charged service		19	18	21
Services rendered		140	98	85
Low-income subsidy		631	463	401
Subsidy SCEE	[1]	390	(14)	129
Subsidy AXIA (formerly, Eletrobras)	[2]	17	104	51
Tariff flags subsidy	[3]	427	153	78
CDE subsidy to cover tariff discounts	[4]	1,969	1,334	984
Subsidies associated with the EUST		74	71	47
Rental and leasing		682	562	412
Contractual indemnities				6
Other		R$ 125	R$ 117	R$ 102

[1]

The SCEE (Electric Energy Compensation System) subsidy is an amount allocated to fund the tariff benefits of consumer units participating in the SCEE, which was introduced by ANEEL starting from the 2023 tariff review.

[2]

With Provisional Measure 1,212/2024, the funds relating to AXIA’s contribution (formerly, Eletrobrás) to the CDE were advanced to settle the Covid Account and the Water Scarcity Account, reducing the amounts directly allocated to the CDE in 2025 compared to 2024.

[3]

This subsidy is affected by the activation—or not—of the yellow and red tariff flags, which carry additional energy tariff costs. In 2025, the following flags were activated: ‘Yellow’ in May; ‘Red – level 1’ in June, July, October, and November; ‘Red – level 2’ in August and September; and ‘Yellow’ in December. In 2024, the ‘Yellow’ flag was activated in July; ‘Red – level 1’ in September; ‘Red – level 2’ in October; and ‘Yellow’ in November. In the remaining months, no activation occurred, and the green flag remained in effect.

[4]	The amount for this subsidy is defined in the Homologatory Resolution of each tariff adjustment.